Income Taxes (Details Textual)	6 Months Ended
Jun. 30, 2020
Hong Kong [Member]
Applicable tax rate, description	The applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold.
Singapore [Member]
Foreign tax rate	17.00%